CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES - Reclassified Gains and Losses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Net revenues/(costs)	€ (75,749)	€ 7,275	€ 19,557
Income tax (expense)/benefit	21,134	(2,030)	(5,456)
Total recognized in the consolidated income statement	(54,615)	5,245	14,101
Net revenues/(costs)
Disclosure of detailed information about financial instruments [line items]
Net revenues/(costs)	€ (75,749)	€ 7,275	€ 19,557